Accounting Policies - Hyperinflationary Economies (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021 venezuelanBolivarInflation_adjustedPerUSDollar	Dec. 31, 2021 venezuelanBolivarSoberano / $	Dec. 31, 2021 $ / €	Dec. 31, 2020 venezuelanBolivarInflation_adjustedPerUSDollar	Dec. 31, 2020 venezuelanBolivarSoberano / $	Dec. 31, 2020 $ / €	Dec. 31, 2019 venezuelanBolivarInflation_adjustedPerUSDollar	Dec. 31, 2019 venezuelanBolivarSoberano / $	Dec. 31, 2019 $ / €
Venezuela
Disclosure of geographical areas [line items]
Inflation rate (as a percent)	686.40%	2959.80%	9585.50%
Exchange rate as of closing date of period (per USD)				16.47	4,597		2,094,405	1,107,199		68,448	46,621
Argentina
Disclosure of geographical areas [line items]
Exchange rate as of closing date of period (per USD)						116.37			103.23			67.26
Cumulative index rate (as a percent)	582.50%	385.90%	283.40%
Annual index rate (as a percent)	51.00%	36.00%	30.00%